Property plant and equipment (Details)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Costs other	$ (3,336,000,000)		$ (2,303,000,000)		$ (4,790,000,000)
Others [Member]
Statement [Line Items]
Balance at beginning of period	2,595,000,000			$ 2,510,000,000
Accumulated depreciation		$ (3,012)	(51,373)
Costs	5,607,000,000		53,883,000,000
Additions	766,000,000		959,000,000
Currency translation adjustment	146,000,000		462,000,000
Transfers	123,000,000		0
Depreciation charge	(553,000,000)		(360,000,000)
Costs other		6,524	5,607
Accumulated depreciation other		(3,565)	(3,012)
Balance at end of period	2,959,000,000			2,595,000,000
Disposals	(118,000,000)		(52,000,000)
Buildings And Facilities [Member]
Statement [Line Items]
Balance at beginning of period	27,114,000,000			24,156,000,000
Accumulated depreciation		(9,897)	(42,881)
Costs	37,011,000,000		67,037,000,000
Additions	1,811,000,000		1,492,000,000
Currency translation adjustment	185,000,000		(349,000,000)
Transfers	(3,200,000,000)		3,229,000,000
Depreciation charge	(1,237,000,000)		(1,367,000,000)
Costs other		32,349	37,011
Accumulated depreciation other		(11,134)	(9,897)
Balance at end of period	21,215,000,000			27,114,000,000
Disposals	(3,458,000,000)		(47,000,000)
Aggregate Property Plant And Equipment [Member]
Statement [Line Items]
Balance at beginning of period	128,124,000,000			141,814,000,000
Accumulated depreciation		(36,293)	(124,688)
Costs	164,417,000,000		266,502,000,000
Additions	25,740,000,000		8,672,000,000
Disposals	7,441,000,000		(6,346,000,000)
Currency translation adjustment	6,607,000,000		(21,252,000,000)
Transfers	(2,572,000,000)		10,160,000,000
Depreciation charge	(4,905,000,000)		(4,924,000,000)
Costs other		186,751	164,417
Accumulated depreciation other		(41,198)	(36,293)
Balance at end of period	145,553,000,000			128,124,000,000
Owner Occupied Farmland [Member]
Statement [Line Items]
Balance at beginning of period	93,931,000,000			109,265,000,000
Accumulated depreciation		(9,279)	(13,864)
Costs	103,210,000,000		123,129,000,000
Additions	20,842,000,000		4,555,000,000
Currency translation adjustment	5,970,000,000		19,318,000,000
Transfers	132,000,000		6,903,000,000
Depreciation charge	(1,536,000,000)		(1,242,000,000)
Costs other		126,709	103,210
Accumulated depreciation other		(10,815)	(9,279)
Balance at end of period	115,894,000,000			93,931,000,000
Disposals	(3,445,000,000)		(6,232,000,000)
Bearer Plants [Member]
Statement [Line Items]
Balance at beginning of period	3,469,000,000			4,836,000,000
Accumulated depreciation		(4,654)	(6,558)
Costs	8,123,000,000		11,394,000,000
Additions	1,844,000,000		1,330,000,000
Currency translation adjustment	308,000,000		(1,123,000,000)
Transfers	327,000,000		(13,000,000)
Depreciation charge	(1,123,000,000)		(1,550,000,000)
Costs other		10,183	8,123
Accumulated depreciation other		(5,777)	(4,654)
Balance at end of period	4,406,000,000			3,469,000,000
Disposals	(419,000,000)		(11,000,000)
Machinery And Equipment [Member]
Statement [Line Items]
Balance at beginning of period	1,015,000,000			1,047,000,000
Accumulated depreciation		(9,451)	(10,012)
Costs	10,466,000,000		11,059,000,000
Additions	477,000,000		336,000,000
Currency translation adjustment	(2,000,000)		0
Transfers	46,000,000		41,000,000
Depreciation charge	(456,000,000)		(405,000,000)
Costs other		10,986	10,466
Accumulated depreciation other		$ (9,907)	(9,451)
Balance at end of period	1,079,000,000			$ 1,015,000,000
Disposals	$ (1,000,000)		$ (4,000,000)